Related Party Transactions - Additional Information (Detail) (USD $)	4 Months Ended	12 Months Ended	0 Months Ended
	Dec. 31, 2014	Dec. 31, 2014	Aug. 29, 2014	Oct. 08, 2014	Dec. 23, 2014
Related Party Transaction [Line Items]
Convertible notes payable, related party, current	$ 2,035,565	$ 2,035,565
Convertible notes payable, related party, non current	493,418	493,418
Rent expense	27,249
Araxes Pharma LLC
Related Party Transaction [Line Items]
Rent expense	14,906
Sublease expiration date		Aug. 30, 2016
Management service agreement, fixed		100,000
Management service agreement, full time equivalents performing collaboration services		350,000
Management Fee, Description		The Company has a management services agreement with Araxes under which Araxes pays the Company a fixed $100,000 a month for management services. In addition, the agreement allows for Araxes to pay the Company an amount equal to the number of full time equivalents (“FTE”) performing collaboration services for Araxes, at an FTE rate of $350,000, plus actual expenses as reasonably incurred. The agreement has an initial term expiring on December 31, 2015 and renews automatically for additional consecutive one-year periods. The agreement may be terminated by either party with a notice of at least 30 days prior to December 31, 2015 or the expiration of the then-renewal term.
Research and development services expense at full time equivalents rate		400,000
Araxes Pharma LLC | Monthly
Related Party Transaction [Line Items]
Rent expense		4,820	4,680
Araxes Pharma LLC | Note Purchase Agreement and Convertible Promissory Note | Convertible Debt Securities [Member]
Related Party Transaction [Line Items]
Convertible notes payable, related party, current				2,000,000
Araxes Pharma LLC | Asset Purchase Agreement [Member] | Convertible Debt Securities [Member]
Related Party Transaction [Line Items]
Convertible notes payable, related party, non current					$ 500,000